BALANCE SHEETS (Parenthetical) (Unaudited) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	0	207,000,000	171,000,000
Common Stock, Shares, Issued	0	154,444,851	153,052,983
Common Stock, Shares, Outstanding	0	154,444,851	153,052,983
Preferred Stock Per share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	100,000,000	0
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Class A Common Stock
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	1,000,000,000	0
Common Stock, Shares, Issued	147,633,534	0
Common Stock, Shares, Outstanding	147,633,534	0
Class B Common Stock
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	150,000,000	0
Common Stock, Shares, Issued	13,264,059	0
Common Stock, Shares, Outstanding	13,264,059	0